Investment Portfolio
(UNAUDITED) | 07.31.2022
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 27.6%	Principal Amount	Value
Aerospace & defense - 1.3%
Raytheon Technologies Corp., 4.13%, 11/16/28	$8,580,000	$8,705,208
The Boeing Co.,
2.80%, 03/01/27	725,000	668,075
3.60%, 05/01/34	6,415,000	5,443,869
5.04%, 05/01/27	690,000	703,645
Agriculture - 0.9%
BAT Capital Corp., 3.56%, 08/15/27	10,925,000	10,220,889
Airlines - 2.4%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	1,724,321	1,690,589
British Airways, Pass Through Trust,
Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,458,700	1,384,315
Series 2021-1, Class A, 144A, 2.90%, 09/15/36	5,035,902	4,436,479
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	13,153,357	11,437,135
JetBlue, Pass Through Trust, Series 2020-1, Class A, 4.00%, 05/15/34	2,552,220	2,418,792
United Airlines, Pass Through Trust,
Series 2014-1, Class A, 4.00%, 10/11/27	593,997	559,588
Series 2015-1, Class AA, 3.45%, 06/01/29	404,633	378,567
Series 2016-2, Class AA, 2.88%, 04/07/30	2,530,242	2,298,393
Series 2018-1, Class AA, 3.50%, 09/01/31	612,914	564,879
Series 2019-1, Class AA, 4.15%, 02/25/33	3,221,164	3,053,451
Auto manufacturers - 4.7%
Ford Motor Credit Co. LLC,
3.37%, 11/17/23	13,845,000	13,562,912
3.38%, 11/13/25	2,570,000	2,452,320
4.27%, 01/09/27	2,570,000	2,460,004
5.58%, 03/18/24	5,055,000	5,100,545
General Motors Financial Co., Inc.,
2.90%, 02/26/25	1,390,000	1,350,163
3.80%, 04/07/25	9,960,000	9,826,246
4.30%, 07/13/25	2,675,000	2,685,323
4.35%, 01/17/27	4,125,000	4,056,401
5.25%, 03/01/26	2,800,000	2,854,953
Volkswagen Group of America Finance LLC, 144A, 3.95%, 06/06/25	11,710,000	11,648,441
Banks - 8.4%
Bank of America Corp.,
(Fixed until 02/04/32, then SOFR + 1.33%), 2.97%, 02/04/33	12,030,000	10,657,034
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	5,835,000	5,699,071
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	7,300,000	7,612,544
Citigroup, Inc.,
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	12,035,000	11,352,036
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	5,770,000	5,710,601
JPMorgan Chase & Co.,
(Fixed until 04/22/26, then SOFR + 0.89%), 1.58%, 04/22/27	5,970,000	5,422,839
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	12,030,000	10,701,462
(Fixed until 04/26/25, then SOFR + 1.32%), 4.08%, 04/26/26	5,900,000	5,895,290
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	5,000,000	5,213,540
Mitsubishi UFJ Financial Group, Inc. (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	5,565,000	4,977,306
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	12,030,000	11,047,029
(Fixed until 04/25/25, then SOFR + 1.32%), 3.91%, 04/25/26	5,045,000	5,012,995
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	5,390,000	5,407,861
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	5,000,000	5,182,963
Capital markets - 1.7%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	6,015,000	5,372,726
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,900,000	2,761,548
The Goldman Sachs Group, Inc. (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	6,015,000	5,374,785
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	5,095,000	4,583,364
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	2,450,000	2,175,986
Consumer finance - 0.9%
Ally Financial, Inc.,
4.63%, 03/30/25	2,000,000	2,010,453
5.80%, 05/01/25	8,550,000	8,850,127
Diversified telecommunication services - 0.2%
Verizon Communications, Inc.,
2.10%, 03/22/28	770,000	704,357
2.55%, 03/21/31	2,145,000	1,905,993
Electric - 1.2%
Appalachian Power Co., 2.70%, 04/01/31	6,345,000	5,612,417
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	510,000	494,778
Constellation Energy Generation LLC, 3.25%, 06/01/25	3,340,000	3,251,289
Entergy Louisiana LLC, 2.35%, 06/15/32	4,010,000	3,483,769
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	1,580,000	1,622,167
Electric utilities - 1.7%
Duke Energy Corp., 0.90%, 09/15/25	2,100,000	1,931,891
Edison International, 4.95%, 04/15/25	750,000	760,378
Pacific Gas and Electric Co., 1.70%, 11/15/23	9,665,000	9,341,853
Southern California Edison Co.,
1.20%, 02/01/26	4,890,000	4,465,785
3.70%, 08/01/25	4,155,000	4,156,602
Entertainment - 0.9%
Magallanes, Inc., 144A, 3.43%, 03/15/24	10,845,000	10,676,683
Healthcare services - 0.4%
HCA, Inc., 5.00%, 03/15/24	4,100,000	4,159,350
Insurance - 0.2%
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	3,100,000	2,936,273
Media - 0.4%
Charter Communications Operating LLC, 4.91%, 07/23/25	4,655,000	4,717,432
Miscellaneous manufacturing - 0.1%
GE Capital International Funding Co., 4.42%, 11/15/35	854,000	842,929
Multi-utilities - 0.7%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,225,000	2,154,606
Dominion Energy, Inc., 3.38%, 04/01/30	6,250,000	5,939,614
Oil, gas & consumable fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	5,011,000	4,926,101
Tobacco - 1.1%
Altria Group, Inc., 4.80%, 02/14/29	7,705,000	7,655,811
Reynolds American, Inc., 4.45%, 06/12/25	5,371,000	5,365,035
Total corporate bonds (cost $342,626,940)		328,087,855

FOREIGN GOVERNMENT BONDS - 7.1%
Mexico Bonos, 7.75%, 05/29/31 (Principal amount is denominated in Mexican Peso)	368,130,200	17,040,841
Mexico Udibonos, 4.50%, 11/22/35 (Principal amount is denominated in Mexican Peso)	279,662,400	14,425,690
Petroleos Mexicanos, 7.69%, 01/23/50	2,675,000	1,949,406
Secretaria Tesouro Nacional, 10.00%, 01/01/31 (Principal amount is denominated in Brazilian Real)	301,510,000	50,525,096
Total foreign government bonds (cost $88,429,196)		83,941,033

MORTGAGE AND ASSET-BACKED SECURITIES - 6.0%
Asset-backed securities - 4.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 144A, 2.02%, 02/20/27	19,365,000	17,967,482
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	5,760,000	5,701,388
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	17,745,000	16,609,574
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	7,590,000	7,139,782
Commercial mortgage-backed securities - 2.0%
BANK, Series 2021-BNK35, Class A2, 1.87%, 06/17/64	6,280,000	5,794,435
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/17/54	4,640,000	4,281,315
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A3, 2.94%, 04/10/48	962,932	937,919
COMM Mortgage Trust, Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	327,063	326,500
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,255,000	3,983,624
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,067,689	2,049,133
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	782,833	782,136
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	243,746	243,387
Series 2019-MFP, Class A (1 Month LIBOR USD + 0.96%), 144A, 2.96%, 07/15/36	3,945,000	3,865,725
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 09/17/47	825,000	820,212
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class ASB, 3.72%, 08/17/46	650,564	650,086
Total mortgage and asset-backed securities (cost $75,826,179)		71,152,698

U.S. TREASURIES - 34.1%
U.S. Treasury Notes,
0.88%, 01/31/24	24,170,000	23,429,794
0.88%, 09/30/26	260,150,000	241,085,883
1.75%, 01/31/29	148,310,000	139,840,108
Total U.S. Treasuries (cost $409,743,185)		404,355,785

MEDIUM-TERM NOTES - 0.0%
Citigroup Global Markets Holdings, Inc.,
144A, 08/26/22*	379,000	97,373
144A, 08/26/22*	114,000	31,781
144A, 09/22/22*	379,000	137,152
144A, 09/23/22*	114,000	50,909
144A, 10/28/22*	379,000	184,581
144A, 10/28/22*	114,000	62,704
Total medium-term notes (cost $1,479,000)		564,500
Total investment portfolio (cost $918,104,500) - 74.8%		888,101,871
Other assets in excess of liabilities - 25.2%		298,573,637
Total net assets - 100.0%		$1,186,675,508

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

* This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of each the S&P 500 Index (“SPX”) and USDJPY FX Rate (each, an "underlying") from its initial underlying value to its final underlying value.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments listed above are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS
(UNAUDITED) | 07.31.2022
FUTURES CONTRACTS - LONG

Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2022	(Depreciation)
5-Year U.S. Treasury Note	09/30/22	6,003	$ 667,752,350	$ 682,700,558	$ 14,948,208

FUTURES CONTRACTS - SHORT

Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2022	(Depreciation)
U.S. Treasury Long Bond	09/21/22	(1,852)	$ (253,988,865)	$ (266,688,000)	$ (12,699,135)
Total futures contracts					$ 2,249,073

There is $1,311,880 of variation margin due from the Fund to the broker as of the date of this report. Futures Contracts are categorized as Level 1 as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF WRITTEN OPTIONS
(UNAUDITED) | 07.31.2022
	Number of	Notional
WRITTEN OPTIONS	Contracts	Amount	Value
Exchange traded call options
EURO-BOBL Futures, Expires 08/26/22, Exercise price $127.50^	633	$82,706,704	$(734,294)
Exchange traded put options
EURO-BOBL Futures, Expires 08/26/22, Exercise price $123^	633	82,706,704	(45,287)
5-Year U.S. Treasury Note Futures, Expires 08/26/22, Exercise price $112	1,206	137,154,235	(169,594)
Total written options (premiums received $1,631,525)			$(949,175)

Written options are categorized as Level 1 as of the date of this report.
^ These written options are denominated in Euro. Notional Amount and Value have been translated into U.S. Dollars as of the date of this report.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	iTraxx Europe Crossover Series 37 Version 1 Index*	B2/B	Sell	Receive	5%/Quarterly	06/20/27	$ 20,000,000	$ (27,707)	$ (973,325)	$ 945,618
Intercontinental Exchange	CDX North American High Yield Index Series 38	B2/B	Sell	Receive	5%/Quarterly	06/20/27	292,045,050	5,093,744	(2,342,624)	7,436,368
Intercontinental Exchange	CDX North American Investment Grade Index Series 38	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/27	201,010,000	2,015,705	2,157,701	(141,996)
Total swap contracts							$513,055,050	$ 7,081,742	$ (1,158,248)	$ 8,239,990

There is $8,798,851 of variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.
^ These credit default swaps are denominated in Euro. Value and Unrealized Appreciation (Depreciation) have been translated into U.S Dollars as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 07.31.2022
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	16,400,000	U.S. Dollar	11,643,426	08/31/22	J.P. Morgan	$(177,841)
U.S. Dollar	66,098,693	Brazilian Real	326,679,571	09/02/22	J.P. Morgan	3,630,187
Brazilian Real	254,314,167	U.S. Dollar	46,874,166	09/02/22	J.P. Morgan	1,756,442
U.S. Dollar	7,152,393	Canadian Dollar	9,215,974	09/21/22	J.P. Morgan	(43,081)
Canadian Dollar	18,000,000	U.S. Dollar	13,975,101	09/21/22	J.P. Morgan	78,599
Euro	21,300,000	U.S. Dollar	22,398,858	09/15/22	J.P. Morgan	(553,690)
British Pound Sterling	9,400,000	U.S. Dollar	11,446,568	08/17/22	J.P. Morgan	5,910
U.S. Dollar	11,748,026	British Pound Sterling	9,400,000	08/17/22	J.P. Morgan	295,548
British Pound Sterling	9,200,000	U.S. Dollar	11,257,405	09/15/22	J.P. Morgan	(40,957)
U.S. Dollar	11,635,013	Japanese Yen	1,485,000,000	08/17/22	J.P. Morgan	483,248
Japanese Yen	1,485,000,000	U.S. Dollar	11,546,267	08/17/22	J.P. Morgan	(394,502)
Japanese Yen	3,010,000,000	U.S. Dollar	22,697,977	09/08/22	J.P. Morgan	(53,679)
South Korean Won	21,992,970,000	U.S. Dollar	16,743,791	10/20/22	J.P. Morgan	209,414
U.S. Dollar	32,219,128	Mexican Peso	650,359,199	09/14/22	J.P. Morgan	599,943
Mexican Peso	671,058,284	U.S. Dollar	31,967,544	09/14/22	J.P. Morgan	657,989
Norwegian Krone	224,800,000	U.S. Dollar	23,242,692	08/19/22	J.P. Morgan	29,240
Total forward contracts						$6,482,770

Forward Contracts are categorized as Level 2 as of the date of this report.